Short Term Deposits - Schedule of Short Term Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Short Term Deposits [Line Items]
Bank deposits	$ 20,195	$ 26,507
United States of America, Dollars
Schedule of Short Term Deposits [Line Items]
Bank deposits	9,259	6,240
Israel, New Shekels
Schedule of Short Term Deposits [Line Items]
Bank deposits	$ 10,936	$ 20,267